United States
                       Securities and Exchange Commission
                              Washington, DC 20549

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2002

Check here if amendment |X| ; Amendment Number: 1
This Amendment (Check only one):
|_|  is a restatement
|X|  adds new holdings entries

This Amendment includes securities holdings reported on the Form 13F filed pursuant to a request for confidential treatment and for which confidential treatment expires on February 14, 2003.

Institutional Investment Manager Filing this Report:

Name:            UBS Warburg LLC
Address:         677 Washington Boulevard
                 Stamford, CT 06901

13F File Number:  28-7346

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:            Jeffery H. Laska
Title:           Director
Phone:           (203) 719-6871

Signature, Place, and Date of Signing:


/s/ Jeffery H. Laska
Jeffery H. Laska
February 14, 2003, Stamford, Connecticut

Report Type (Check only one):

|X|  13F Holdings Report
|_|  1F Notice
|_|  13F Combination Report

Report Summary

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:             3

Form 13F Information Table Value Total:     $ 104,610  (thousands)

List of Other Included Managers:  NONE

FORM 13F INFORMATION TABLE


                                                     VALUE     SHARES/   SH/ PUT/ INVSTMT    OTHER              VOTING AUTHORITY
    NAME OF ISSUER     TITLE OF CLASS       CUSIP   (x$1000)   PRN AMT   PRN CALL DSCRETN   MANAGERS       SOLE      SHARED    NONE
--------------------   ----------------   --------- --------  --------   --- ---- ------- -----------    --------   -------- -------

ALZA CORP              SDCV  7/2          02261WAB5  47,362   62,318,000 PRN       SOLE                  62,318,000

ANADARKO PETE CORP     DBCV  3/0          032511AP2  47,297   74,192,000 PRN       SOLE                  74,192,000

SANMINA SCI CORP       SDCV  9/1          800907AD9   9,951   27,264,000 PRN       SOLE                  27,264,000